Related Party Transactions (Details Narrative)									12 Months Ended
	Aug. 09, 2023 USD ($) shares	Aug. 09, 2023 CAD ($) shares	Jul. 14, 2023 CAD ($)	Jan. 25, 2023 CAD ($)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 CAD ($)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($) shares
IfrsStatementLineItems [Line Items]
Tangible exploration and evaluation assets									$ 120,000	$ 134,764	$ 415,325
Stock Based Compensations			$ 361,081						361,977	953,845	2,422,516
Loss on shares-for-debt settlement				$ 157,501					$ 3,670,079	$ (56,924)	$ 157,502
RSUs vested and redeemed | shares	12,308	12,308
Cash Paid for RSU Redemption		$ 534,240
Cash Paid for RSU Redemption	$ 400,000
Addendum Payments - fees						$ 1,672,988		$ 881,842
Addendum Payments - fees					$ 1,224,040		$ 648,020
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance of shares on debt settlement, shares | shares											18,462